LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE

SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The following disclosure is added to the cover page of each Fund’s Summary Prospectus and Prospectus:

As permitted by regulations adopted by the Securities and Exchange Commission, beginning when indicated beside the Fund’s name in Schedule A, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus	Cease Mailing Paper Copies of Shareholder Reports Unless Otherwise Requested
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2018	April 2021
ClearBridge Small Cap Fund	March 1, 2018	April 2021
ClearBridge Value Trust	March 1, 2018	April 2021
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2018	April 2021
BrandywineGLOBAL – Global Flexible Income Fund	May 1, 2018	January 2021
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2018	January 2021

Fund	Date of Summary Prospectus and Prospectus	Cease Mailing Paper Copies of Shareholder Reports Unless Otherwise Requested
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2018	April 2021
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2018	January 2021
Martin Currie International Unconstrained Equity Fund	September 28, 2018	January 2021
QS U.S. Small Capitalization Equity Fund	May 1, 2018	January 2021

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2018	February 2021
ClearBridge Appreciation Fund	March 1, 2018	April 2021
ClearBridge Dividend Strategy Fund	May 1, 2018	January 2021
ClearBridge International Value Fund	March 1, 2018	April 2021
ClearBridge Large Cap Growth Fund	March 31, 2018	January 2021
ClearBridge Large Cap Value Fund	March 1, 2018	April 2021
ClearBridge Mid Cap Fund	March 1, 2018	April 2021
ClearBridge Mid Cap Growth Fund	March 1, 2018	April 2021
ClearBridge Select Fund	September 13, 2018	April 2021
ClearBridge Small Cap Growth Fund	March 1, 2018	April 2021
ClearBridge Sustainability Leaders Fund	March 1, 2018	April 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2018	April 2021
EnTrustPermal Alternative Core Fund	May 1, 2018	January 2021
QS Conservative Growth Fund	June 1, 2018	January 2021
QS Defensive Growth Fund	June 1, 2018	January 2021
QS Global Equity Fund	March 1, 2018	April 2021
QS Growth Fund	June 1, 2018	January 2021
QS Moderate Growth Fund	June 1, 2018	January 2021
QS U.S. Large Cap Equity Fund	March 31, 2018	January 2021

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 28, 2018	January 2021
Western Asset California Municipals Fund	June 29, 2018	February 2021
Western Asset Corporate Bond Fund	May 1, 2018	January 2021
Western Asset Emerging Markets Debt Fund	June 29, 2018	February 2021
Western Asset Global High Yield Bond Fund	May 1, 2018	January 2021
Western Asset Income Fund	November 30, 2018	January 2021
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2018	January 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2018	January 2021
Western Asset Intermediate-Term Municipals Fund	August 1, 2018	March 2021
Western Asset Managed Municipals Fund	June 29, 2018	February 2021
Western Asset Massachusetts Municipals Fund	March 31, 2018	January 2021
Western Asset Mortgage Backed Securities Fund	May 1, 2018	January 2021
Western Asset Municipal High Income Fund	November 30, 2018	January 2021
Western Asset New Jersey Municipals Fund	August 1, 2018	March 2021
Western Asset New York Municipals Fund	August 1, 2018	March 2021
Western Asset Oregon Municipals Fund	August 31, 2018	April 2021
Western Asset Pennsylvania Municipals Fund	August 1, 2018	March 2021
Western Asset Short Duration High Income Fund	November 30, 2018	January 2021

Fund	Date of Summary Prospectus and Prospectus	Cease Mailing Paper Copies of Shareholder Reports Unless Otherwise Requested
Western Asset Short Duration Municipal Income Fund	June 29, 2018	February 2021
Western Asset Short-Term Bond Fund	May 1, 2018	January 2021
Western Asset Short Term Yield Fund	November 30, 2018	January 2021

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2018	February 2021
Western Asset Institutional Liquid Reserves	December 27, 2018	February 2021
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2018	February 2021
Western Asset Institutional U.S. Treasury Reserves	December 27, 2018	February 2021
Western Asset Select Tax Free Reserves	December 27, 2018	February 2021

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2018	February 2021
Western Asset New York Tax Free Money Market Fund	December 27, 2018	February 2021
Western Asset Prime Obligations Money Market Fund	December 27, 2018	February 2021
Western Asset Tax Free Reserves	December 27, 2018	February 2021
Western Asset U.S. Treasury Reserves	December 27, 2018	February 2021

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2018	February 2021
Western Asset Premium U.S. Treasury Reserves	December 27, 2018	February 2021

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2018	January 2021
Western Asset Core Plus Bond Fund	May 1, 2018	January 2021
Western Asset High Yield Fund	September 28, 2018	January 2021
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2018	January 2021
Western Asset Intermediate Bond Fund	September 28, 2018	January 2021
Western Asset Macro Opportunities Fund	March 1, 2018	April 2021
Western Asset Total Return Unconstrained Fund	September 28, 2018	January 2021

Please retain this supplement for future reference.

LGEN500036

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